Risk Management (Details 26) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Gross of reinsurance | Auto
Reinsurance
Reinsurance	R$ (24,258)	R$ (21,721)
Gross of reinsurance | RE (Elementary branch)
Reinsurance
Reinsurance	(9,953)	(8,366)
Gross of reinsurance | Life
Reinsurance
Reinsurance	(31,701)	(29,633)
Gross of reinsurance | Dental
Reinsurance
Reinsurance	(4,984)	(3,941)
Gross of reinsurance | Health
Reinsurance
Reinsurance	(123,571)	(104,574)
Net of reinsurance | Auto
Reinsurance
Reinsurance	(24,258)	(21,721)
Net of reinsurance | RE (Elementary branch)
Reinsurance
Reinsurance	(9,664)	(7,980)
Net of reinsurance | Life
Reinsurance
Reinsurance	(31,549)	(29,541)
Net of reinsurance | Dental
Reinsurance
Reinsurance	(4,984)	(3,941)
Net of reinsurance | Health
Reinsurance
Reinsurance	R$ (123,571)	R$ (104,574)